Changes in Liabilities Arising from Financing Activities - Schedule of Changes in Liabilities Arising from Financial Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Beginning	₩ 11,134,676	₩ 11,263,410	₩ 11,021,448
Cash flows	144,651	(468,811)	(252,750)
Newly acquired	804,982	324,330	460,617
Changes in FX rate	(20,620)	399,510	88,745
Fair Value changes	(40,360)	(362,531)	13,174
Others	(116,226)	(21,232)	(67,824)
Ending	11,907,103	11,134,676	11,263,410
Borrowing
Changes in liabilities arising from financing activities [abstract]
Beginning	10,520,691	10,218,165	10,006,685
Cash flows	426,156	(135,227)	106,118
Newly acquired	0	0	0
Changes in FX rate	(20,620)	399,510	45,370
Fair Value changes	0	0	1,719
Others	(140,655)	38,243	58,273
Ending	10,785,572	10,520,691	10,218,165
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Beginning	1,059,453	1,179,909	1,172,038
Cash flows	(411,959)	(414,172)	(407,051)
Newly acquired	804,982	324,330	460,617
Changes in FX rate	0	0	0
Fair Value changes	0	264	24
Others	(29,270)	(30,878)	(45,719)
Ending	1,423,206	1,059,453	1,179,909
Derivative liabilities
Changes in liabilities arising from financing activities [abstract]
Beginning	3	24,547	33,555
Cash flows	2,066	(419)	0
Newly acquired	0	0	0
Changes in FX rate	0	0	10,888
Fair Value changes	11,793	(1,903)	9,643
Others	0	(22,222)	(29,539)
Ending	13,862	3	24,547
Derivative assets
Changes in liabilities arising from financing activities [abstract]
Beginning	(445,471)	(159,211)	(190,830)
Cash flows	128,388	81,007	48,183
Newly acquired	0	0	0
Changes in FX rate	0	0	32,487
Fair Value changes	(52,153)	(360,892)	1,788
Others	53,699	(6,375)	(50,839)
Ending	₩ (315,537)	₩ (445,471)	₩ (159,211)